UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03495

DWS Money Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  6/30

Date of reporting period:  9/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2014 (Unaudited)

Daily Assets Fund Institutional
	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 15.7%
Banco del Estado de Chile:
0.24%, 11/4/2014	25,000,000	25,000,000
0.25%, 11/12/2014	24,500,000	24,500,000
Bank of Montreal, 0.18%, 12/11/2014	20,000,000	20,000,000
Bank of Nova Scotia:
0.24%, 3/3/2015	25,000,000	25,000,000
0.25%, 2/17/2015	40,000,000	40,000,000
Bank of Tokyo-Mitsubishi-UFJ Ltd., 0.1%, 10/2/2014	100,000,000	100,000,000
BNP Paribas, 0.05%, 10/7/2014	25,000,000	25,000,000
Canadian Imperial Bank of Commerce, 0.22%, 2/9/2015	24,000,000	24,000,419
China Construction Bank Corp., 0.35%, 10/20/2014	30,000,000	30,000,000
Commonwealth Bank of Australia:
1.95%, 3/16/2015	27,865,000	28,067,087
3.5%, 3/19/2015	10,000,000	10,144,255
144A, 3.5%, 3/19/2015	8,500,000	8,624,216
DNB Bank ASA, 0.23%, 10/9/2014	20,000,000	20,000,000
DZ Bank AG:
0.03%, 10/1/2014	25,000,000	25,000,000
0.25%, 10/3/2014	25,000,000	25,000,000
0.31%, 2/19/2015	38,000,000	38,000,000
General Electric Capital Corp., 4.875%, 3/4/2015	13,655,000	13,919,499
Industrial & Commercial Bank of China Ltd.:
0.35%, 10/15/2014	30,000,000	30,000,000
0.36%, 10/6/2014	30,000,000	30,000,000
Mitsubishi UFJ Trust & Banking Corp., 0.2%, 10/3/2014	25,000,000	25,000,000
Sumitomo Mitsui Banking Corp., 0.11%, 10/7/2014	38,000,000	38,000,000
Svenska Handelsbanken AB, 0.19%, 1/8/2015	25,000,000	25,000,000
The Toronto-Dominion Bank, 0.27%, 6/1/2015	15,000,000	15,000,000

Total Certificates of Deposit and Bank Notes (Cost $645,255,476)		645,255,476
Collateralized Mortgage Obligation 0.3%
Resimac MBS Trust, "A2", Series 2013-1, 144A, 0.459% *, 3/7/2015 (Cost $10,000,000)	10,000,000	10,000,000
Commercial Paper 44.6%
Issued at Discount ** 32.9%
ASB Finance Ltd.:
0.18%, 1/20/2015	20,000,000	19,988,900
0.22%, 2/12/2015	18,386,000	18,370,944
Bank Nederlandse Gemeenten, 0.255%, 10/20/2014	14,000,000	13,998,116
Bedford Row Funding Corp.:
144A, 0.31%, 10/27/2014	20,000,000	19,995,522
144A, 0.32%, 12/17/2014	20,000,000	19,986,311
144A, 0.32%, 1/26/2015	14,000,000	13,985,440
144A, 0.35%, 8/27/2015	48,000,000	47,846,000
Charta Corp., 144A, 0.2%, 11/6/2014	33,000,000	32,993,400
CNPC Finance HK Ltd.:
144A, 0.4%, 10/27/2014	20,000,000	19,994,222
144A, 0.4%, 11/3/2014	15,000,000	14,994,500
144A, 0.4%, 11/14/2014	20,000,000	19,990,222
144A, 0.4%, 11/17/2014	20,000,000	19,989,556
144A, 0.4%, 11/18/2014	10,000,000	9,994,667
Collateralized Commercial Paper Co., LLC, 0.2%, 2/2/2015	18,750,000	18,737,083
Collateralized Commercial Paper II Co., LLC, 144A, 0.22%, 11/13/2014	28,000,000	27,992,642
CPPIB Capital, Inc., 0.3%, 2/11/2015	14,500,000	14,483,929
Dexia Credit Local:
0.31%, 4/20/2015	32,000,000	31,944,613
0.31%, 4/20/2015	25,000,000	24,956,729
Erste Abwicklungsanstalt:
144A, 0.165%, 11/18/2014	20,000,000	19,995,600
144A, 0.17%, 12/17/2014	20,000,000	19,992,728
Hannover Funding Co., LLC:
0.18%, 10/3/2014	49,000,000	48,999,510
0.18%, 10/8/2014	17,000,000	16,999,405
0.18%, 10/20/2014	25,000,000	24,997,625
Macquarie Bank Ltd., 144A, 0.24%, 12/8/2014	25,000,000	24,988,667
Manhattan Asset Funding Co., LLC, 144A, 0.16%, 10/9/2014	26,000,000	25,999,076
MetLife Short Term Funding LLC, 144A, 0.2%, 3/18/2015	20,000,000	19,981,333
Nestle Finance International Ltd., 0.19%, 2/11/2015	35,000,000	34,975,432
Nordea Bank AB:
0.18%, 10/10/2014	17,436,000	17,435,215
0.22%, 11/12/2014	45,000,000	44,988,450
0.23%, 3/17/2015	18,500,000	18,480,261
Old Line Funding LLC, 144A, 0.18%, 11/13/2014	25,000,000	24,994,625
Regency Markets No. 1 LLC, 144A, 0.12%, 10/3/2014	15,600,000	15,599,896
Schlumberger Investment SA:
144A, 0.12%, 10/31/2014	15,000,000	14,998,500
144A, 0.13%, 11/26/2014	15,000,000	14,996,967
144A, 0.14%, 12/15/2014	15,000,000	14,995,625
Sinopec Century Bright Capital Investment Ltd., 0.35%, 11/7/2014	10,000,000	9,996,403
Standard Chartered Bank:
0.25%, 2/2/2015	35,000,000	34,969,861
0.28%, 11/3/2014	48,000,000	47,987,680
0.28%, 11/19/2014	40,000,000	39,984,756
Svenska Handelsbanken AB, 0.18%, 10/14/2014	25,000,000	24,998,375
Swedbank AB, 0.255%, 10/15/2014	50,000,000	49,995,042
Toronto-Dominion Holdings (U.S.A.), Inc., 0.28%, 6/5/2015	20,000,000	19,961,578
UnitedHealth Group, Inc.:
144A, 0.18%, 10/1/2014	90,000,000	90,000,000
144A, 0.2%, 10/6/2014	113,695,000	113,691,842
Victory Receivables Corp.:
144A, 0.16%, 10/1/2014	22,000,000	22,000,000
144A, 0.16%, 10/14/2014	19,625,000	19,623,866
144A, 0.17%, 11/4/2014	25,000,000	24,995,986
Working Capital Management Co.:
144A, 0.13%, 10/6/2014	34,077,000	34,076,385
144A, 0.17%, 10/15/2014	25,000,000	24,998,347

		1,350,941,832
Issued at Par * 11.7%
ASB Finance Ltd., 144A, 0.269%, 10/9/2014	42,000,000	41,999,935
Australia & New Zealand Banking Group Ltd.:
144A, 0.224%, 2/25/2015	1,750,000	1,750,007
144A, 0.233%, 4/30/2015	28,000,000	28,000,124
144A, 0.333%, 8/18/2015	30,000,000	30,000,000
Banco del Estado de Chile:
0.23%, 3/5/2015	10,000,000	10,000,000
0.233%, 11/14/2014	100,000,000	100,000,000
Bank of Nova Scotia, 0.27%, 1/13/2015	30,600,000	30,600,000
BNZ International Funding Ltd.:
144A, 0.243%, 6/10/2015	14,000,000	14,000,000
144A, 0.253%, 1/20/2015	24,200,000	24,200,000
144A, 0.259%, 2/2/2015	10,000,000	10,000,000
Canadian Imperial Bank of Commerce, 0.234%, 5/8/2015	20,000,000	20,000,000
Commonwealth Bank of Australia:
144A, 0.183%, 12/16/2014	25,000,000	24,999,741
144A, 0.187%, 10/1/2014	34,001,000	34,001,000
DBS Bank Ltd., 144A, 0.242%, 2/20/2015	15,000,000	15,000,501
Kells Funding LLC:
144A, 0.235%, 10/10/2014	15,000,000	15,000,000
144A, 0.238%, 1/27/2015	20,000,000	19,999,663
Royal Bank of Canada, 0.25%, 12/11/2014	10,000,000	10,000,000
Wells Fargo Bank NA, 0.26%, 9/9/2015	34,000,000	34,000,000
Westpac Banking Corp., 144A, 0.223%, 2/19/2015	20,000,000	20,000,000

		483,550,971

Total Commercial Paper (Cost $1,834,492,803)		1,834,492,803
Short-Term Notes * 10.6%
Bank of Nova Scotia:
0.233%, 4/8/2015	25,000,000	25,000,000
0.334%, 10/23/2015	45,000,000	45,000,000
Canadian Imperial Bank of Commerce, 0.33%, 8/18/2015	40,000,000	40,000,000
Commonwealth Bank of Australia, 144A, 0.514%, 1/29/2015	7,500,000	7,506,732
JPMorgan Chase Bank NA, 0.351%, 10/22/2015	30,000,000	30,000,000
Kells Funding LLC, 144A, 0.234%, 10/27/2014	25,000,000	25,000,568
Rabobank Nederland NV:
0.283%, 12/1/2014	42,000,000	42,000,000
0.283%, 6/1/2015	40,000,000	40,000,000
0.307%, 7/6/2015	20,000,000	20,000,000
Royal Bank of Canada, 0.25%, 3/23/2015	15,000,000	15,000,000
Svenska Handelsbanken AB, 144A, 0.311%, 10/3/2014	45,000,000	45,000,000
Wells Fargo Bank NA:
0.222%, 12/9/2014	25,000,000	25,001,481
0.254%, 6/16/2015	30,000,000	30,000,000
Westpac Banking Corp.:
0.232%, 5/11/2015	30,000,000	30,000,000
0.249%, 5/4/2015	15,000,000	15,000,000

Total Short-Term Notes (Cost $434,508,781)		434,508,781
Municipal Investments 5.9%
Florida, Eclipse Funding Trust, Solar Eclipse-Miami-Dade County, 144A, 0.04% ***, 4/1/2037, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	4,700,000	4,700,000
Illinois, State General Obligation:
Series B-2, 0.03% ***, 10/1/2033, LOC: PNC Bank NA	9,200,000	9,200,000
Series B-3, 0.03% ***, 10/1/2033, LOC: Wells Fargo Bank NA	8,100,000	8,100,000
Massachusetts, State Central Artery:
Series B, 0.04% ***, 12/1/2030, SPA: U.S. Bank NA	1,005,000	1,005,000
Series A, 0.04% ***, 12/1/2030, SPA: Bank of America NA	10,000,000	10,000,000
Massachusetts, State Development Finance Agency Revenue, Milton Academy, Series B, 0.15% ***, 3/1/2039, LOC: TD Bank NA	4,530,000	4,530,000
Miami-Dade County, FL, Industrial Development Authority, Badia Spices, Inc., 0.32% ***, 7/1/2032, LOC: Northern Trust Co.	4,835,000	4,835,000
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series I, 0.01% ***, 11/1/2035, GTY: Chevron Corp.	6,555,000	6,555,000
Mississippi, State Development Bank Special Obligation, Series B, 0.12% ***, 10/1/2031, LOC: Bank of America NA	13,450,000	13,450,000
New Jersey, State Housing & Mortgage Finance Agency, Multi-Family Revenue, Series 6, 0.1% ***, 11/1/2037, LOC: Citibank NA	17,055,000	17,055,000
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series 30020-I, 144A, 0.13% ***, 3/15/2040, LIQ: Citibank NA	12,000,000	12,000,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series B, 144A, 0.42% ***, 5/1/2048, LOC: Bank of China	25,000,000	25,000,000
New York, State Housing Finance Agency Revenue, Clinton Park Phase II, Series B, 0.11% ***, 11/1/2049, LOC: Wells Fargo Bank NA	11,000,000	11,000,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, 50th Avenue Development, Series A, 0.04% ***, 6/1/2048, LOC: Wells Fargo Bank NA	6,900,000	6,900,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Series A-2, 0.01% ***, 6/15/2044, SPA: Mizuho Corporate Bank	5,170,000	5,170,000
Series BB-4, 0.01% ***, 6/15/2050, SPA: Wells Fargo Bank NA	6,100,000	6,100,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax:
Series A-4, 0.03% ***, 11/1/2029, SPA: TD Bank NA	5,300,000	5,300,000
Series C, 144A, 0.03% ***, 2/1/2032, SPA: PNC Bank NA	6,635,000	6,635,000
Series A-6, 0.03% ***, 8/1/2039, SPA: California State Teacher's Retirement System	7,200,000	7,200,000
New York, NY, General Obligation, Series G-7, 0.03% ***, 4/1/2042, LOC: Bank of Tokyo-Mitsubishi UFJ	6,600,000	6,600,000
Nuveen Investment Quality Municipal Fund, Inc., Series 1-2118, 144A, AMT, 0.13% ***, 5/1/2041, LIQ: Barclays Bank PLC	20,000,000	20,000,000
San Jose, CA, Financing Authority Lease Revenue:
Series 1-T, TECP, 0.2%, 10/7/2014	7,582,000	7,582,000
Series 2-T, TECP, 0.2%, 10/7/2014, LOC: U.S. Bank NA	7,583,000	7,583,000
University of California, Series Z-1, 0.08% ***, 7/1/2041	29,720,000	29,720,000
University of Texas, Financing Systems Revenue, Series B, 0.02% ***, 8/1/2016, LIQ: University of Texas Investment Management Co.	8,000,000	8,000,000

Total Municipal Investments (Cost $244,220,000)		244,220,000
Government & Agency Obligations 1.7%
U.S. Government Sponsored Agencies 1.4%
Federal Home Loan Bank:
0.19%, 9/3/2015	12,000,000	11,998,037
0.2%, 9/17/2015	7,500,000	7,498,702
0.21%, 10/13/2015	12,500,000	12,496,375
0.25%, 10/2/2015	12,000,000	12,000,000
0.263%, 10/9/2015	14,000,000	14,000,000

		57,993,114
U.S. Treasury Obligations 0.3%
U.S. Treasury Note, 0.375%, 3/15/2015	10,000,000	10,014,846

Total Government & Agency Obligations (Cost $68,007,960)		68,007,960
Time Deposits 16.9%
Citibank NA, 0.05%, 10/1/2014	150,000,000	150,000,000
Credit Agricole Corporate & Investment Bank, 0.06%, 10/1/2014	115,424,710	115,424,710
Fortis Bank SA, 0.03%, 10/1/2014	100,000,000	100,000,000
Natixis, 0.02%, 10/1/2014	100,000,000	100,000,000
Skandinaviska Enskilda Banken AB, 0.05%, 10/1/2014	100,000,000	100,000,000
Standard Chartered Bank, 0.02%, 10/1/2014	30,000,000	30,000,000
Swedbank AB, 0.01%, 10/1/2014	100,000,000	100,000,000

Total Time Deposits (Cost $695,424,710)		695,424,710
Repurchase Agreements 4.3%
BNP Paribas, 0.23%, dated 12/23/2013, to be repurchased at $30,060,567 on 11/4/2014 (a) (b)	30,000,000	30,000,000
JPMorgan Securities, Inc., 0.374%, dated 2/13/2014, to be repurchased at $33,877,978 on 2/13/2015 (a) (c)	33,750,000	33,750,000
JPMorgan Securities, Inc., 0.412%, dated 7/3/2014, to be repurchased at $114,735,870 on 12/30/2014 (a) (d)	114,500,000	114,500,000

Total Repurchase Agreements (Cost $178,250,000)		178,250,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,110,159,730) †	100.0	4,110,159,730
Other Assets and Liabilities, Net	0.0	636,296

Net Assets	100.0	4,110,796,026

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2014.

**	Annualized yield at time of purchase; not a coupon rate.
***
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of September 30, 2014.

†	The cost for federal income tax purposes was $4,110,159,730.
(a)
Open maturity repurchase agreement whose interest rate resets periodically and is shown at the current rate as of September 30, 2014. The dated date is the original day the repurchase agreement was entered into, the maturity date represents the next repurchase date.  Upon notice, both the Fund and counterparty have the right to terminate the repurchase agreement at any time.

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
30,000,000	Steele Creek CLO Ltd.	1.734	8/21/2026	858,707
751,561	Wells Fargo & Co.	4.6	4/1/2021	30,716,494
Total Collateral Value				31,575,201

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,070,000	Brinker International, Inc.	2.6-3.875	5/15/2018-5/15/2023	1,068,497
2,470,000	Continental Airlines Pass Through Trust	5.5	10/29/2020	2,532,622
118,000	Embarq Corp.	7.082	6/1/2016	130,985
648,000	Expedia, Inc.	5.95-7.456	8/15/2018-8/15/2020	749,294
250,000	Flextronics International Ltd.	5.0	2/15/2023	251,042
11,705,000	International Lease Finance Corp.	7.125	9/1/2018	13,202,265
3,710,000	Jabil Circuit, Inc.	4.7-7.75	7/15/2016-9/15/2022	3,851,938
215,000	MDC Holdings, Inc.	5.625-6.0	2/1/2020-1/15/2043	224,139
97,000	Omega Healthcare Investors, Inc.	5.875-6.75	10/15/2022-3/15/2024	104,109
1,977,000	Owens Corning	4.2-9.0	6/15/2019-12/15/2022	2,051,782
4,850,000	QVC, Inc.	4.85-5.125	7/2/2022-4/1/2024	5,068,144
466,000	Regions Financial Corp.	5.75-7.75	11/10/2014-6/15/2015	491,421
133,000	Toll Brothers Finance Corp.	6.75	11/1/2019	152,343
3,832,000	Williams Companies, Inc.	7.5-8.75	1/15/2031-3/15/2032	4,888,547
Total Collateral Value				34,767,128

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
5,000	ADT Corp.	2.25	7/15/2017	4,916
5,310,000	Alcoa, Inc.	5.55-5.9	2/1/2017-2/1/2027	5,746,800
1,700,000	Barclays Bank PLC	7.625	11/21/2022	1,895,199
65,000	Continental Airlines Pass Through Trust	6.748	3/15/2017	8,056
50,000	Credit Agricole SA	8.375	10/13/2035	59,443
636,382	CWHEQ Revolving Home Equity Loan Trust	0.293	7/15/2036	560,869
3,675,000	Delta Air Lines Pass Through Trust	6.75	11/23/2015	3,973,824
2,528,000	Deutsche Bank Capital Funding Trust VII	5.628	7/19/2035	2,622,420
170,000	Enbridge Energy Partners LP	8.05	10/1/2037	190,514
100,000	Fifth Third Bancorp.	4.9	6/4/2044	99,325
3,000	First Horizon National Corp.	5.375	12/15/2015	3,190
3,651,000	General Motors Co.	3.5-6.25	10/2/2018-10/2/2043	4,283,557
5,658,000	General Motors Financial Co., Inc.	2.625-6.75	7/10/2017-7/10/2019	6,259,887
25,000	GLP Capital LP	4.875	11/1/2020	25,457
2,473,307	Goal Capital Funding Trust	0.634	6/25/2042	3,320,717
740,000	Hospira, Inc.	5.2-6.05	3/30/2017-9/15/2040	801,713
2,159,000	Icahn Enterprises LP	4.875-6.0	3/15/2019-8/1/2020	2,159,273
6,180,000	International Lease Finance Corp.	6.75-7.125	9/1/2016-9/1/2018	6,875,486
115,000	IPALCO Enterprises, Inc.	5.0	5/1/2018	121,996
12,561,000	JetBlue Airways Pass Through Trust	0.684	11/15/2016	12,383,318
295,000	Liberty Mutual Group, Inc.	10.75	6/15/2058	469,384
12,008,000	Masco Corp.	6.125-7.125	10/3/2016-8/15/2032	13,300,014
5,000,000	Navient Student Loan Trust	1.903	10/17/2044	4,959,651
7,659,000	Omega Healthcare Investors, Inc.	4.95	4/1/2024	7,806,149
125,000	ONEOK, Inc.	4.25	2/1/2022	124,839
20,000	PVH Corp.	7.75	11/15/2023	24,696
24,000	QVC, Inc.	5.45	8/15/2034	23,794
100,000	Regions Bank	7.5	5/15/2018	119,596
12,171,000	Royal Bank of Scotland Group PLC	6.0-6.1	6/10/2023-12/19/2023	12,984,851
180,000	Seminole Tribe of Florida, Inc.	7.804	10/1/2020	193,578
250,000	SESI LLC	7.125	12/15/2021	275,005
165,000	SL Green Realty Corp.	4.5-7.75	8/15/2018-12/1/2022	176,283
740,000	Societe Generale SA	5.922	4/4/2037	802,003
16,123,000	TRW Automotive, Inc.	4.5-7.25	3/15/2017-3/1/2021	16,850,996
500,000	Universal Health Services, Inc.	4.75	8/1/2022	498,496
3,944,000	VeriSign, Inc.	4.625	5/1/2023	3,904,998
3,999,000	Wynn Las Vegas LLC	5.375	3/15/2022	4,114,971
Total Collateral Value				118,025,264

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
LIQ: Liquidity Facility
LOC: Letter of Credit
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(e)	$—	$3,931,909,730	$—	$3,931,909,730
Repurchase Agreements	—	178,250,000	—	178,250,000
Total	$—	$4,110,159,730	$—	$4,110,159,730

There have been no transfers between fair value measurement levels during the period ended September 30, 2014.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Daily Assets Fund Institutional, a series of DWS Money Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 21, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 21, 2014